8. Indirect taxes and contributions recoverable (Tables)	12 Months Ended
Dec. 31, 2018
Indirect Taxes And Contributions Recoverable Tables Abstract
Schedule of indirect taxes and contributions recoverable
	2018	2017

Indirect taxes and contributions recoverable	1,192,765	1,335,587

ICMS	1,152,741	1,296,255
Other	40,024	39,332

Current portion	(280,254)	(386,001)
Non-current portion	912,511	949,586